NOTE 7 - CONVERTIBLE DEBT: Schedule of Convertible Debt 2 (Tables)	Mar. 31, 2023
March 31, 2023
Schedule of Convertible Debt 2

Payee	Number of options valued	Value of Convertible Option
Unsecured Convertible debt #1	373,686	$ 8,144
Unsecured Convertible debt #2	4,424,000	$ 45,744
Unsecured Convertible debt #3	5,555,540	$ 133,031

December 31, 2022
Schedule of Convertible Debt 2
Payee	Number of options valued	Value of Convertible Option
Unsecured Convertible debt #1	456,410	$ 8,037
Unsecured Convertible debt #2	2,210,691	$ 38,172
Unsecured Convertible debt #3	4,304,000	$ 55,802